Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,148,298	[1]	$ 5,715,556	[1]
Banking and financial institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,259,991		2,192,023
Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	936,290		1,108,223
Oil and Petroleum Derived Products [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,170,684		894,368
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	924,251		853,377
Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	398,736		210,925
Mining Properties and Mineral Rights [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,000		22,122
Sovereign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	144		100,370
Other Industry [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 448,202		$ 334,148

[1]	Current ratings as of December 31, 2013 and 2012, respectively.